SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred Offering Costs (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deferred offering costs			$ 214,647
Deferred offering costs capitalized	$ 367,696	$ 367,696	$ 214,647